EQUITY COMPENSATION PLANS (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Stock options outstanding and stock options exercisable
Stock options outstanding (in shares)	20,126,579
Weighted average remaining contractual life of stock options outstanding (in years)	6.0
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 41.45
Stock options exercisable (in shares)	15,885,276
Weighted average remaining contractual life of stock options exercisable (in years)	5.1
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 38.57
Range of exercise price, $ 17.55-34.06
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 17.55
Stock options, range of exercise prices, high end (in dollars per share)	$ 34.06
Stock options outstanding (in shares)	2,547,775
Weighted average remaining contractual life of stock options outstanding (in years)	3.1
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 27.36
Stock options exercisable (in shares)	2,534,348
Weighted average remaining contractual life of stock options exercisable (in years)	3.0
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 27.36
Range of exercise price, $ 34.08-35.34
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 34.08
Stock options, range of exercise prices, high end (in dollars per share)	$ 35.34
Stock options outstanding (in shares)	3,732,870
Weighted average remaining contractual life of stock options outstanding (in years)	3.5
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 34.28
Stock options exercisable (in shares)	3,732,870
Weighted average remaining contractual life of stock options exercisable (in years)	3.5
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 34.28
Range of exercise price, $ 35.63-41.45
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 35.63
Stock options, range of exercise prices, high end (in dollars per share)	$ 41.45
Stock options outstanding (in shares)	3,246,566
Weighted average remaining contractual life of stock options outstanding (in years)	6.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 36.03
Stock options exercisable (in shares)	3,246,566
Weighted average remaining contractual life of stock options exercisable (in years)	6.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 36.03
Range of exercise price, $ 41.85-45.24
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 41.85
Stock options, range of exercise prices, high end (in dollars per share)	$ 45.24
Stock options outstanding (in shares)	2,377,390
Weighted average remaining contractual life of stock options outstanding (in years)	5.0
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 44.96
Stock options exercisable (in shares)	2,307,986
Weighted average remaining contractual life of stock options exercisable (in years)	5.0
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 45.00
Range of exercise price, $ 45.52-48.06
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 45.52
Stock options, range of exercise prices, high end (in dollars per share)	$ 48.06
Stock options outstanding (in shares)	3,218,811
Weighted average remaining contractual life of stock options outstanding (in years)	8.2
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 46.93
Stock options exercisable (in shares)	1,698,539
Weighted average remaining contractual life of stock options exercisable (in years)	7.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 46.55
Range of exercise price, $ 48.10-49.42
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 48.10
Stock options, range of exercise prices, high end (in dollars per share)	$ 49.42
Stock options outstanding (in shares)	2,304,248
Weighted average remaining contractual life of stock options outstanding (in years)	5.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 49.40
Stock options exercisable (in shares)	2,275,148
Weighted average remaining contractual life of stock options exercisable (in years)	5.8
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 49.42
Range of exercise price, $ 49.66-55.60
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 49.66
Stock options, range of exercise prices, high end (in dollars per share)	$ 55.60
Stock options outstanding (in shares)	2,698,919
Weighted average remaining contractual life of stock options outstanding (in years)	9.7
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 55.37
Stock options exercisable (in shares)	89,819
Weighted average remaining contractual life of stock options exercisable (in years)	2.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 51.36